Shareholder Report, Holdings (Details) - C000109987 [Member]	Sep. 30, 2025	[1]
Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[2]
Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.00%
UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.60%
SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	1.50%
JAPAN
Holdings [Line Items]
Percent of Total Investments	1.60%
INDIA
Holdings [Line Items]
Percent of Total Investments	4.80%
FRANCE
Holdings [Line Items]
Percent of Total Investments	4.70%
CHINA
Holdings [Line Items]
Percent of Total Investments	2.00%
CANADA
Holdings [Line Items]
Percent of Total Investments	10.80%
BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.20%
AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.10%

[1]	Excludes money market funds.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.